Significant Accounting Policies - Additional Information (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands	USD ($) Subsidiary Reporting_Unit PerformanceObligation	EUR (€)
Summary Of Significant Accounting Policies [Line Items]
Business acquisition asset and liability valuation period	1 year
Business acquisition asset and liability valuation period	less than three months
Short-term investments comprise GICs with maturities	one-year or less at the date of investment
Joint venture ownership interest percentage	50.00%	50.00%
Number of reporting unit | Reporting_Unit	3
Future operating lease liabilities expected	$ 5,059
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Capitalized contract costs, amortization period	1 year	1 year
ASU 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation satisfied over time, method used, explanation	cost-to-cost method
ASU 2014-09 [Member] | Licensing Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Description of payment terms of revenue recognized on patent license and product sales	Licenses to functional IP are considered satisfied at a point in time (i.e. when the license becomes effective) and all the revenue is recognized at that point in time. Payment is either due immediately or within 30 days.
ASU 2014-09 [Member] | Intelligent systems segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation satisfied over time, method used, explanation	cost-to-cost input method
Description of payment terms of revenue recognized on patent license and product sales	Customers are billed when transfer of control occurs and payments are typically due within 30 days.
ASU 2014-09 [Member] | Maximum [Member] | Intelligent systems segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue recognition period	30 days
Contracted projects period	5 years
ASU 2014-09 [Member] | Maximum [Member] | Enterprise Software Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number software license performance obligations | PerformanceObligation	5
ASU 2014-09 [Member] | Minimum [Member] | Intelligent systems segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Contracted projects period	1 year
ASU 2014-09 [Member] | Transferred at Point in Time [Member] | Maximum [Member] | Licensing Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue recognition period	30 days
ASU 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Future operating lease liabilities expected	$ 4,306
Restricted Short-term Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument collateral amount guaranteed by bank | €		€ 1,850,000
Debt maturity date	Mar. 28, 2019
Maturity date description	The bank guarantees total 1,850,000 Euros and are valid until March 28, 2019. They are automatically extended by periods of one year unless either party informs the other party at least sixty days before the current expiry date that they elect not to extend the bank guarantee.
Xuzhou-PAT Control Technologies Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Subsidiaries | Subsidiary	1
Joint venture ownership interest percentage	50.00%	50.00%